Financial Instruments and Financial Risk Management - Summary of Unrealized Gains (Losses) on Risk Management Contracts (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments, Gain (Loss)
Unrealized gains (losses) on risk management contracts	$ 21	$ (85)
Natural gas
Derivative Instruments, Gain (Loss)
Unrealized gains (losses) on risk management contracts	32	23
Energy exports
Derivative Instruments, Gain (Loss)
Unrealized gains (losses) on risk management contracts	10	(87)
Crude oil and NGLs
Derivative Instruments, Gain (Loss)
Unrealized gains (losses) on risk management contracts	4	0
NGL frac spread
Derivative Instruments, Gain (Loss)
Unrealized gains (losses) on risk management contracts	(5)	(17)
Power
Derivative Instruments, Gain (Loss)
Unrealized gains (losses) on risk management contracts	(15)	(5)
Foreign exchange
Derivative Instruments, Gain (Loss)
Unrealized gains (losses) on risk management contracts	$ (5)	$ 1